TRADE ACCOUNTS AND BILLS PAYABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 186,341	¥ 200,073
Bills payable	6,416	6,462
Trade accounts and bills payable measured at amortized cost	192,757	206,535
Sinopec Group Company and fellow subsidiaries
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	9,142	13,350
Associates and joint ventures
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	6,381	9,499
Third parties
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 170,818	¥ 177,224